UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23218

Name of Fund: BlackRock 2022 Global Income Opportunity Trust (BGIO)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock 2022 Global Income Opportunity Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2018

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) September 30, 2018	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities — 24.1%

Asset-Backed Securities — 24.1%
Ajax Mortgage Loan Trust, Series 2017-D, Class A, 3.75%, 12/25/57(a)(b)	USD	210	$210,294
ALM VI Ltd., Series 2012-6A, Class DR3, 7.40%, 07/15/26(b)(c)		1,000	992,705
ALM VII Ltd., Series 2013-7R2A, Class CR2, 1.00%, 10/15/27(a)(b)(c)(d)		500	500,000
Anchorage Capital CLO Ltd.(b):
Series 2013-1A, Class DR, 9.14%, 10/13/30(c)		1,000	1,015,825
Series 2014-4RA, Class D, 4.94%, 01/28/31(c)		1,000	984,923
Series 2016-9A, Class D, (3 mo. LIBOR US + 4.00%), 6.34%, 01/15/29(e)		1,000	1,006,752
Apidos CLO XVIII(b):
Series 2014-18A, Class D, (3 mo. LIBOR US + 5.20%), 7.55%, 07/22/26(e)		1,000	1,000,146
Series 2018-18A, Class E, 1.00%, 10/22/30(c)(d)		1,000	990,000
Apidos CLO XXI, Series 2015-21A, Class DR, 7.53%, 07/18/27(b)(c)		500	498,942
Ares XXXIV CLO Ltd., Series 2015-2A, Class E2, (3 mo. LIBOR US + 5.20%), 7.54%, 07/29/26(b)(e)		1,000	1,000,251
Bayview Financial Revolving Asset Trust, Series 2005-E, Class A1, (1 mo. LIBOR + 0.50%), 3.24%, 12/28/40(b)(e)		2,085	2,014,774
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class CR, (3 mo. LIBOR US + 3.70%), 6.04%, 07/15/29(b)(e)		1,500	1,510,078
BlueMountain CLO Ltd., Series 2014-3A, Class D, (3 mo. LIBOR US + 5.10%), 7.44%, 10/15/26(b)(e)		1,000	1,000,645
C-BASS Trust, Series 2007-CB1, Class AF4, 3.63%, 01/25/37(f)		2,318	1,143,926
Conseco Finance Corp.:
Series 1997-2, Class M1, 7.54%, 06/15/28(c)		1,666	1,655,917
Series 2001-D, Class B1, (1 mo. LIBOR + 2.50%), 4.66%, 11/15/32(e)		1,147	1,144,923
Conseco Finance Securitizations Corp., Series 2002-1, Class M2, 9.55%, 12/01/33(c)		2,500	2,650,928
Credit-Based Asset Servicing & Securitization LLC, Series 2006-MH1, Class B1, 6.25%, 10/25/36(b)(f)		1,000	1,008,351
CSMC Trust, Series 2017-1TR, 4.50%, 03/25/21(b)		925	933,288

Security		Par (000)	Value
Asset-Backed Securities (continued)
CWABS Asset-Backed Certificates Trust, Series 2005-17, Class 1AF4, 4.37%, 05/25/36(f)	USD	825	$730,404
Deutsche Financial Capital Securitization LLC, Series 1991-I, Class M, 6.80%, 04/15/28		1,203	1,253,564
Dryden 64 CLO Ltd., Series 2018-64A, Class D, 4.87%, 04/18/31(b)(c)		1,000	983,168
First Franklin Mortgage Loan Trust, Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.14%), 2.36%, 12/25/36(e)		691	420,053
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A(b):
Class D, (3 mo. LIBOR US + 3.50%), 5.84%, 10/29/26(e)		750	750,065
Class ER2, 1.00%, 10/29/29(c)(d)		500	497,500
Highbridge Loan Management Ltd.(e):
Series 5A-2015, Class E, (3 mo. LIBOR US + 5.35%), 7.69%, 01/29/26(b)		750	750,787
Series 5X-2015, Class E, (3 mo. LIBOR US + 5.35%), 7.69%, 01/29/26		1,000	1,001,049
KKR CLO Ltd., Series 12, Class ER2, 8.58%, 10/15/30(a)(b)(c)(d)		1,000	1,000,000
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class C, 0.00%, 06/15/33		2,440	1,971,187
Long Beach Mortgage Loan Trust(e):
Series 2006-2, Class 2A4, (1 mo. LIBOR US + 0.29%), 2.51%, 03/25/46		680	333,487
Series 2006-4, Class 2A4, (1 mo. LIBOR US + 0.26%), 2.48%, 05/25/36		861	417,031
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.15%), 2.37%, 06/25/36		1,123	652,912
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.16%), 2.38%, 08/25/36		1,756	904,096
Series 2006-7, Class 2A4, (1 mo. LIBOR US + 0.24%), 2.46%, 08/25/36		1,756	912,075
Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.16%), 2.38%, 10/25/36		1,581	687,147
Madison Park Funding XIV Ltd., Series 2014-14A, Class E, (3 mo. LIBOR US + 4.75%), 7.10%, 07/20/26(b)(e)		1,750	1,755,281

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding XXV Ltd., Series 2017-25A, Class D, (3 mo. LIBOR US + 6.10%), 8.44%, 04/25/29(b)(e)	USD	500	$504,665
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.26%), 2.48%, 08/25/37(e)		1,820	622,230
Neuberger Berman CLO XV, Series 2013-15A, Class DR, 5.39%, 10/15/29(b)(c)		1,000	1,000,492
Oak Hill Credit Partners X Ltd., Series 2014-10A, Class DR, (3 mo. LIBOR US + 3.25%), 5.60%, 07/20/26(b)(e)		1,500	1,500,813
OHA Credit Partners IX Ltd., Series 2013-9A, Class DR, (3 mo. LIBOR US + 3.30%), 5.65%, 10/20/25(b)(e)		1,000	1,001,890
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(f)		910	855,931
OZLM XIV Ltd., Series 2015-14A, Class CR, 5.34%, 01/15/29(b)(c)		1,000	999,224
Palmer Square CLO Ltd., Series 2013-2A, Class CR, (3 mo. LIBOR US + 3.60%), 5.94%, 10/17/27(b)(e)		1,000	999,977
Palmer Square Loan Funding Ltd., Series 2018-4A, Class C, 1.00%, 11/15/26(b)(c)(d)		1,800	1,800,000
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class DR, 8.16%, 08/23/31(b)(c)		500	483,452
Rockford Tower CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 3.25%), 5.59%, 04/15/29(b)(e)		1,000	1,003,574
RSO REPO SPE Trust, 5.20%, 09/15/20(a)(b)		1,422	1,422,478
THL Credit Wind River CLO Ltd., Series 2014-3A, Class DR, (3 mo. LIBOR US + 3.35%), 5.70%, 01/22/27(b)(e)		1,000	1,000,089
TIAA CLO II Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 5.85%), 8.20%, 04/20/29(b)(e)		1,000	1,006,546

Total Asset-Backed Securities — 24.1% (Cost — $50,401,791)			50,483,835

Corporate Bonds — 54.0%

Argentina — 3.4%
Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27(b)		928	892,736

Security		Par (000)	Value
Argentina (continued)
Arcor SAIC, 6.00%, 07/06/23(b)	USD	1,689	$1,686,889
Cablevision SA, 6.50%, 06/15/21(b)		1,513	1,490,305
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(b)(g)		1,078	916,300
Tarjeta Naranja SA (Argentina Deposit Rates Badlar Pvt Banks + 3.50%), 37.31%, 04/11/22(b)(e)(g)		740	249,750
Tecpetrol SA, 4.88%, 12/12/22(b)		891	808,583
YPF SA (Argentina Deposit Rates Badlar Pvt Banks + 4.00%), 36.75%, 07/07/20(e)		2,788	1,029,975

			7,074,538
Austria — 0.4%
Suzano Austria GmbH, 6.00%, 01/15/29(b)		861	864,444

Bahrain — 0.1%
The Oil and Gas Holding Co. BSCC, 7.50%, 10/25/27		200	197,016

Bermuda — 0.6%
China Singyes Solar Technologies Holdings Ltd., 7.95%, 02/15/19(g)		300	254,250
Geopark Ltd., 6.50%, 09/21/24(b)		1,000	1,005,000

			1,259,250
Brazil — 0.2%
Oi SA, (8.00% Cash or 4.00% PIK), 10.00%, 07/27/25(h)		415	427,450

British Virgin Islands — 0.8%
Central American Bottling Corp., 5.75%, 01/31/27(b)		626	620,522
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		200	180,045
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		200	157,500
Rock International Investment Co., 6.63%, 03/27/20		550	446,875
Yingde Gases Investment Ltd. Co., 7.25%, 02/28/20		300	302,998

			1,707,940
Canada — 4.3%
Canbriam Energy, Inc., 9.75%, 11/15/19(b)(g)		1,540	1,543,850
Frontera Energy Corp., 9.70%, 06/25/23(b)		2,000	2,097,500
Hammerhead Resources, Inc., Series AI, 9.00%, 07/10/22		1,500	1,447,500

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Canada (continued)
Largo Resources Ltd., 9.25%, 06/01/21(b)	USD	210	$219,450
NOVA Chemicals Corp., 5.25%, 06/01/27(b)(g)		1,495	1,392,219
Stoneway Capital Corp., 10.00%, 03/01/27(b)(g)		1,458	1,412,391
Valeant Pharmaceuticals International, Inc., 9.00%, 12/15/25(b)		844	908,355

			9,021,265
Cayman Islands — 4.7%
Agile Group Holdings Ltd., 8.50%, 07/18/21		200	204,654
Alpha Star Holding V Ltd., 6.63%, 04/18/23		200	185,071
Ambac LSNI LLC, 7.34%, 02/12/23(b)(c)		557	561,878
Central China Real Estate Ltd., 6.88%, 10/23/20		200	197,401
China Aoyuan Property Group Ltd., 7.50%, 05/10/21		200	196,500
China SCE Property Holdings Ltd., 7.45%, 04/17/21		300	294,749
CIFI Holdings Group Co. Ltd.:
6.88%, 04/23/21		200	196,000
5.50%, 01/23/22(d)		400	364,238
Country Garden Holdings Co. Ltd.:
7.13%, 01/27/22		200	201,614
8.00%, 01/27/24		200	200,500
Energuate Trust, 5.88%, 05/03/27(b)		503	476,593
Fantasia Holdings Group Co. Ltd., 8.38%, 03/08/21		200	167,504
Future Land Development Holdings Ltd., 6.50%, 09/12/20		200	197,500
Gol Finance, Inc., 7.00%, 01/31/25(b)		1,000	807,510
Golden Wheel Tiandi Holdings Co. Ltd., 7.00%, 01/18/21		200	186,006
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25(b)		400	391,720
Jingrui Holdings Ltd., 9.45%, 04/23/21		200	189,006
Kaisa Group Holdings Ltd., 7.25%, 06/30/20		200	183,017
Latam Finance Ltd., 6.88%, 04/11/24(b)(g)		645	626,456
Pearl Holding III Ltd., 9.50%, 12/11/22		200	178,092
Powerlong Real Estate Holdings Ltd.:
5.95%, 07/19/20		200	190,005
6.95%, 04/17/21		300	281,278
Redco Group, 6.38%, 02/27/19		200	197,650
Ronshine China Holdings Ltd., 6.95%, 12/08/19		200	199,000

Security		Par (000)	Value
Cayman Islands (continued)
Times China Holdings Ltd., 6.25%, 01/17/21	USD	500	$477,258
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(b)		1,404	1,477,920
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		200	194,538
Yuzhou Properties Co. Ltd., 7.90%, 05/11/21		700	698,242
Zhenro Properties Group Ltd., 12.50%, 01/02/21(d)		200	196,603

			9,918,503
Chile — 0.5%
Baoxin Auto Finance I Ltd., 5.63%(c)(i)		200	178,453
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)		750	747,015
Shandong Iron And Steel Xinheng International Co. Ltd., 6.50%, 06/14/21		200	189,295

			1,114,763
China — 0.6%
Easy Tactic Ltd., 8.88%, 09/27/21		200	201,754
Excel Capital Global Ltd., 7.00%(c)(i)		200	198,839
Greenland Global Investment Ltd., 7.22%, 09/26/21(c)		200	198,002
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21		200	175,903
Huachen Energy Co. Ltd., 6.63%, 05/18/20		300	218,100
Zhejiang Baron BVI Co. Ltd., 6.80%, 08/27/21		200	199,008

			1,191,606
Colombia — 0.2%
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(b)		400	398,500

Dominican Republic — 0.4%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)		928	963,728

France — 0.7%
BNP Paribas SA, 4.38%, 03/01/33(c)		800	761,288
Credit Agricole SA, 4.00%, 01/10/33(b)(c)		750	696,021

			1,457,309
Germany — 1.1%
Deutsche Bank AG:
4.50%, 05/19/26	EUR	200	248,963
4.88%, 12/01/32(c)	USD	500	444,275

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Germany (continued)
IKB Deutsche Industriebank AG, 4.00%, 01/31/28(c)	EUR	500	$590,685
Unitymedia GmbH, 6.13%, 01/15/25(b)(g)	USD	988	1,037,400

			2,321,323
Hong Kong — 0.1%
Studio City Finance Ltd., 8.50%, 12/01/20		300	300,750

India — 0.2%
JSW Steel Ltd., 5.25%, 04/13/22		400	391,018

Indonesia — 0.3%
Bukit Makmur Mandiri Utama PT, 7.75%, 02/13/22		300	303,052
Jasa Marga Persero Tbk PT, 7.50%, 12/11/20	IDR	2,000,000	128,335
Wijaya Karya Persero Tbk PT, 7.70%, 01/31/21		2,000,000	124,967

			556,354
Ireland — 0.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 02/15/25(b)(g)	USD	1,000	978,750
Bank of Ireland Group PLC, 4.13%, 09/19/27(c)		500	473,860

			1,452,610
Italy — 0.3%
Assicurazioni Generali SpA (3 mo. EURIBOR + 5.35%), 5.00%, 06/08/48(j)	EUR	500	592,103

Luxembourg — 1.8%
Gilex Holding Sarl, 8.50%, 05/02/23(b)	USD	214	221,760
Intelsat Connect Finance SA, 9.50%, 02/15/23(b)		167	166,165
Minerva Luxembourg SA, 6.50%, 09/20/26(b)		557	521,491
Puma International Financing SA, 5.13%, 10/06/24(b)		1,000	871,212
Rumo Luxembourg Sarl, 7.38%, 02/09/24(b)(g)		928	948,091
Telecom Italia Capital SA, 6.38%, 11/15/33		385	377,300

Security		Par (000)	Value
Luxembourg (continued)
VM Holdings SA, 5.38%, 05/04/27(b)(g)	USD	750	$728,625

			3,834,644
Malaysia — 0.1%
Press Metal Labuan Ltd., 4.80%, 10/30/22		200	189,812

Mexico — 2.9%
Axtel SAB de C.V., 6.38%, 11/14/24(b)		1,000	986,460
Cydsa SAB de C.V., 6.25%, 10/04/27(b)		800	762,000
Docuformas SAPI de C.V., 9.25%, 10/11/22(b)		400	359,040
Grupo Bimbo SAB de C.V., 5.95%(b)(c)(i)		796	797,990
Grupo Posadas SAB de C.V., 7.88%, 06/30/22(b)		1,000	1,037,510
Mexichem SAB de C.V., 5.50%, 01/15/48(b)		460	422,630
Petroleos Mexicanos:
6.50%, 03/13/27		417	425,965
5.35%, 02/12/28(b)		19	17,907
Trust F/1401, 6.95%, 01/30/44		1,192	1,227,760

			6,037,262
Mongolia — 0.0%
Energy Resources LLC, 8.00%, 09/30/22(c)		34	32,376

Netherlands — 2.9%
ABN AMRO Bank NV (5 year USD Swap + 2.20%), 4.40%, 03/27/28(j)		800	785,488
Argentum Netherlands BV for Zurich Insurance Co. Ltd., 5.13%, 06/01/48(c)		500	487,500
Greenko Dutch BV, 5.25%, 07/24/24		200	184,000
ING Groep NV, 4.70%, 03/22/28(c)		800	791,414
Jababeka International BV, 6.50%, 10/05/23		300	248,346
NN Group NV(3 mo. EURIBOR + 4.95%), 4.63%, 01/13/48(j)	EUR	500	620,848
Petrobras Global Finance BV(g):
8.75%, 05/23/26	USD	659	721,605
6.00%, 01/27/28		706	651,285
Royal Capital BV, 5.88%(i)		200	186,550

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Netherlands (continued)
Ziggo Secured Finance BV, 5.50%, 01/15/27(b)(g)	USD	1,540	$1,444,904

			6,121,940
Panama — 0.4%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 05/10/20		757	757,000

Singapore — 0.6%
APL Realty Holdings Pte Ltd., 5.95%, 06/02/24		200	149,409
Global Prime Capital Pte Ltd., 7.25%, 04/26/21		200	199,493
JGC Ventures Pte Ltd., 10.75%, 08/30/21		200	204,501
Medco Straits Services Pte Ltd., 8.50%, 08/17/22		200	206,526
Modernland Overseas Pte Ltd., 6.95%, 04/13/24		200	173,710
SSMS Plantation Holdings Pte Ltd., 7.75%, 01/23/23		285	262,572

			1,196,211
South Africa — 0.2%
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(b)		340	338,588

Spain — 0.2%
Banco Santander SA, 2.13%, 02/08/28	EUR	500	544,295

Turkey — 0.2%
Petkim Petrokimya Holding, 5.88%, 01/26/23(b)	USD	440	404,800

United Kingdom — 1.1%
Barclays PLC, 4.84%, 05/09/28		500	469,451
MARB BondCo PLC:
7.00%, 03/15/24		200	189,002
6.88%, 01/19/25(b)		1,357	1,262,010
Vedanta Resources PLC, 7.13%, 05/31/23		500	487,500

			2,407,963
United States — 24.0%
Ambac Assurance Corp., 5.10%, 06/07/20(b)		23	30,837
Arconic, Inc., 6.75%, 01/15/28(g)		1,540	1,591,975
BlueLine Rental Finance Corp., 9.25%, 03/15/24(b)		1,500	1,576,875
Bristow Group, Inc., 8.75%, 03/01/23(b)(g)		1,496	1,462,340
Bruin E&P Partners LLC, 8.88%, 08/01/23(b)		57	58,710
Carlson Travel, Inc., 6.75%, 12/15/23(b)		886	889,323

Security	Par (000)		Value
United States (continued)
Carrizo Oil & Gas, Inc., 7.50%, 09/15/20(g)	USD	281	$281,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/27(b)(g)		1,000	947,500
Centennial Resource Production LLC, 5.38%, 01/15/26(b)		1,000	992,500
Cheniere Energy, Inc., (4.88% PIK), 05/28/21(b)(h)(k)		630	669,984
Chesapeake Energy Corp., 7.00%, 10/01/24		1,329	1,329,000
Citigroup, Inc., 6.68%, 09/13/43		500	612,963
Commercial Metals Co., 5.38%, 07/15/27		95	89,300
CSC Holdings LLC, 10.88%, 10/15/25(b)(g)		1,268	1,474,050
DaVita, Inc., 5.00%, 05/01/25(g)		875	834,531
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(b)(g)		1,050	1,056,752
Frontier Communications Corp.:
7.13%, 03/15/19		1,540	1,549,702
8.50%, 04/01/26(b)		1,500	1,417,500
Goldman Sachs Group, Inc., 5.15%, 05/22/45		700	714,405
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22		150	154,125
HCA, Inc., 5.88%, 02/15/26(g)		1,540	1,603,525
Herc Rentals, Inc., 7.50%, 06/01/22(b)		1,313	1,388,498
HSBC Holdings PLC, 5.25%, 03/14/44		700	729,817
Iron Mountain US Holdings, Inc., 5.38%, 06/01/26(b)(g)		1,540	1,447,600
Jagged Peak Energy LLC, 5.88%, 05/01/26(b)		649	645,755
K Hovnanian Enterprises, Inc., 10.00%, 07/15/22(b)(g)		1,500	1,494,375
Kaiser Aluminum Corp., 5.88%, 05/15/24(g)		1,540	1,574,188
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 06/01/24(b)(g)		800	793,504
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.50%, 09/01/26(g)		1,600	1,512,000
NGPL PipeCo LLC, 7.77%, 12/15/37(b)(g)		1,000	1,225,000
Owens-Brockway Glass Container, Inc., 6.38%, 08/15/25(b)(g)		1,495	1,536,112
Pacific Drilling First Lien Escrow Issuer Ltd., 8.38%, 10/01/23(b)		148	152,810
Post Holdings, Inc., 5.00%, 08/15/26(b)(g)		1,540	1,456,147
Quicken Loans, Inc., 5.75%, 05/01/25(b)		1,638	1,635,952

5

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Security	Par (000)		Value
United States (continued)
Resolute Energy Corp., 8.50%, 05/01/20(g)	USD	1,725	$1,727,156
Sable Permian Resources Land LLC/AEPB Finance Corp., 13.00%, 11/30/20(b)(g)		1,400	1,526,000
Scientific Games International, Inc., 10.00%, 12/01/22(g)		1,500	1,588,125
SEACOR Holdings, Inc., 3.25%, 05/15/30		1,500	1,430,429
Sprint Corp., 7.88%, 09/15/23(g)		787	848,976
Talen Energy Supply LLC, 10.50%, 01/15/26(b)(g)		1,322	1,196,410
Team Health Holdings, Inc., 6.38%, 02/01/25(b)(g)		1,500	1,316,250
TransDigm, Inc., 6.50%, 05/15/25(g)		1,540	1,568,875
United Rentals North America, Inc., 4.88%, 01/15/28(g)		1,500	1,406,250
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25(b)		200	181,000
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23		292	322,847
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 02/01/23(g)		1,500	1,451,250
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 01/15/27(b)(g)		832	832,000

			50,324,223

Total Corporate Bonds — 54.0% (Cost — $118,595,442)			113,399,584

Floating Rate Loan Interests(e) — 12.4%

Netherlands — 0.6%
Stars Group Holdings B.V., 2018 Incremental Term Loan, (3 mo. LIBOR + 3.50%), 5.89%, 07/10/25		1,197	1,207,534

United States — 11.8%
AL Midcoast Holdings LLC, 2018 Term Loan B, (3 mo. LIBOR + 5.50%), 7.84%, 07/31/25		380	380,475
Beacon Roofing Supply, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.38%, 01/02/25		653	650,641
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 4.99%, 12/22/24		856	860,302
California Resources Corp., 2017 1st Lien Term Loan, (1 mo. LIBOR + 4.75%, 1.00% Floor), 6.96%, 12/31/22		893	906,020

Security	Par (000)		Value
United States (continued)
Chimera Special Holding LLC, Term Loan, (1 mo. LIBOR + 2.00%), 4.11%, 10/04/19(a)	USD	2,100	$2,099,862
First Data Corp., 2024 Term Loan, (1 mo. LIBOR + 2.00%), 4.21%, 04/26/24		515	515,366
Foundation Building Materials LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.40%, 08/13/25(a)		565	567,825
Gates Global LLC, 2017 Repriced Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.99%, 04/01/24		1,572	1,580,900
HD Supply, Inc., Term Loan B4, (1 mo. LIBOR + 2.50%), 4.74%, 10/17/23		857	864,266
Hilton Worldwide Finance LLC, Term Loan B2, (1 mo. LIBOR + 1.75%), 3.97%, 10/25/23		570	572,482
Jeld-Wen, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.00%), 4.39%, 12/14/24		889	890,409
Level 3 Financing, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.43%, 02/22/24		863	865,586
LSTAR Securities Financing Vehicle:LPN, 2018 Term Loan, (1 mo. LIBOR + 2.00%), 4.10%, 04/01/21(a)		680	677,283
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, (1 mo. LIBOR + 2.00%), 4.24%, 03/21/25		858	858,726
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 9.90%, 11/08/22(a)		1,504	1,534,080
PLH Infrastructure Services, Inc., 2018 Term Loan, (3 mo. LIBOR + 6.00%), 8.34%, 08/07/23(a)		425	416,500
Ply Gem Industries, Inc., 2018 Term Loan, (3 mo. LIBOR + 3.75%), 6.09%, 04/12/25		2,194	2,213,702
Robertshaw US Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.75%, 02/28/25		856	848,660
Roundpoint Mortgage Servicing Corp., 2018 Term Loan, (3 mo. LIBOR + 3.37%), 5.69%, 08/08/20		1,272	1,272,000
Scientific Games International, Inc., 2018 Term Loan B5, (2 mo. LIBOR + 2.75%), 5.04%, 08/14/24		1,572	1,569,149
SRS Distribution, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 5.44%, 05/23/25		160	158,766

6

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Security	Par (000)		Value
United States (continued)
Summit Materials Companies I LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 4.22%, 11/21/24	USD	858	$859,609
VICI Properties 1 LLC, Replacement Term Loan B, (1 mo. LIBOR + 2.00%), 4.21%, 12/20/24		864	864,990
Vistra Operations Co. LLC, 2016 Term Loan B2, (1 mo. LIBOR + 2.25%), 4.49%, 12/14/23		1,194	1,196,372
XPO Logistics, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.23%, 02/24/25		1,580	1,587,099

			24,811,070

Total Floating Rate Loan Interests — 12.4% (Cost — $25,943,377)			26,018,604

Foreign Agency Obligations — 5.1%

Colombia — 0.6%
Colombia Government International Bond:
4.38%, 07/12/21		215	218,870
3.88%, 04/25/27		870	843,900
4.50%, 01/28/26		215	219,085

			1,281,855
Egypt — 0.7%
Egypt Government International Bond:
8.50%, 01/31/47(b)		488	489,053
5.75%, 04/29/20		1,051	1,065,020

			1,554,073
Indonesia — 1.3%
Indonesia Government International Bond:
4.75%, 01/08/26	IDR	200	202,739
4.10%, 04/24/28		200	194,197
Indonesia Treasury Bond:
11.00%, 11/15/20		7,396,000	529,156
8.38%, 09/15/26		8,525,000	576,250
7.88%, 04/15/19		16,952,000	1,141,585

			2,643,927
Maldives — 0.1%
Republic of Maldives Ministry of Finance and Treasury Bond, 7.00%, 06/07/22		200	188,799

Security	Par (000)		Value
Mexico — 0.4%
Mexico Government International Bond:
4.15%, 03/28/27	IDR	320	$314,880
4.00%, 10/02/23	USD	456	458,996

			773,876
Qatar — 0.1%
Qatar Government International Bond, 4.63%, 06/02/46		250	251,710

Russia — 0.6%
Russian Federal Bond — OFZ, 7.05%, 01/19/28	RUB	58,276	814,834
Russian Foreign Bond — Eurobond:
4.75%, 05/27/26	USD	200	199,715
5.63%, 04/04/42		200	210,132

			1,224,681
Saudi Arabia — 0.2%
Saudi Government International Bond(b):
3.25%, 10/26/26		259	243,331
4.50%, 04/17/30		200	200,900

			444,231
South Africa — 1.1%
Republic of South Africa Government Bond, 6.25%, 03/31/36	ZAR	15,737	792,646
Republic of South Africa Government International Bond:
5.88%, 05/30/22(g)	USD	1,224	1,272,177
4.88%, 04/14/26		200	190,641

			2,255,464

Total Foreign Agency Obligations — 5.1% (Cost — $11,247,124)			10,618,616

Non-Agency Mortgage-Backed Securities — 16.1%

Collateralized Mortgage Obligations — 2.4%
Alternative Loan Trust, Series 2007-AL1, Class A1, (1 mo. LIBOR US + 0.25%), 2.47%, 06/25/37(e)		918	718,670
ARI Investments LLC, 5.02%, 01/06/25(a)(c)		922	922,134
BCAP LLC Trust, Series 2012-RR3, Class 1A5, 6.77%, 12/26/37(b)(c)		1,110	1,025,577
Citicorp Mortgage Securities Trust, Series 2007-9, Class 1A1, 6.25%, 12/25/37		1,082	961,626

7

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Collateralized Mortgage Obligations (continued)
RALI Trust, Series 2006-QO6, Class A1, (1 mo. LIBOR US + 0.18%), 2.40%, 06/25/46(e)	USD	3,117	$1,413,817

			5,041,824
Commercial Mortgage-Backed Securities — 13.7%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 06/05/37(b)(c)		380	338,138
Arbor Realty Commercial Real Estate Notes Ltd., Series 2017-FL1, Class B, (1 mo. LIBOR US + 2.50%), 4.66%, 04/15/27(b)(e)		437	441,312
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, 5.21%, 12/15/36(b)(c)		190	190,831
Bayview Commercial Asset Trust, Series 2007-6A, Class A4A, (1 mo. LIBOR + 1.50%), 3.72%, 12/25/37(b)(e)		2,000	1,520,531
BBCMS Mortgage Trust(b)(c):
Series 2017-DELC, Class F, 5.66%, 08/15/36		550	552,742
Series 2018-TALL, Class D, 3.61%, 03/15/37		500	500,627
BBCMS Trust, Series 2015-STP, Class E, 4.43%, 09/10/28(b)(c)		1,000	961,040
Bsprt Issuer Ltd., Series 2017-FL1, Class A, (1 mo. LIBOR US + 1.35%), 3.51%, 06/15/27(b)(e)		156	156,162
BXP Trust, Series 2017-CC:
Class D, 3.67%, 08/13/37(b)(c)		180	167,034
Class E, 3.67%, 08/13/37(a)(b)(c)		350	316,295
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class C, 6.27%, 04/15/44(b)(c)		1,000	1,038,470
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.58%, 02/10/48(c)		1,000	977,963
CLNS Trust, Series 2017-IKPR, Class E, (1 mo. LIBOR + 3.50%), 5.62%, 06/11/32(b)(e)		790	794,445
Commercial Mortgage Trust(c):
Series 2015-CR23, Class C, 4.39%, 05/10/48		1,050	1,032,141
Series 2015-CR23, Class CMC, 3.81%, 05/10/48(b)		1,000	997,291
Series 2015-CR23, Class CMD, 3.81%, 05/10/48(b)		1,150	1,140,855
Series 2017-DLTA, Class F, 4.74%, 08/15/35(b)		250	247,768
Core Industrial Trust, Series 2015-WEST, Class E, 4.37%, 02/10/37(b)(c)		1,000	972,840

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
DBJPM Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(c)	USD	11,000	$700,260
DBUBS Mortgage Trust:
Series 2011-LC1A, Class E, 5.88%, 11/10/46(b)(c)		1,000	1,031,912
Series 2017-BRBK, Class F, 3.65%, 10/10/34(a)(b)(c)		390	350,559
GS Mortgage Securities Corp. Trust, Series 2017-500K(b)(e):
Class D, (1 mo. LIBOR + 1.30%), 3.46%, 07/15/32		120	120,187
Class E, (1 mo. LIBOR + 1.50%), 3.66%, 07/15/32		240	240,448
Class F, (1 mo. LIBOR + 1.80%), 3.96%, 07/15/32		10	10,028
Class G, (1 mo. LIBOR + 2.50%), 4.66%, 07/15/32		70	70,262
GS Mortgage Securities Trust(b):
Series 2014-GC22, Class D, 4.85%, 06/10/47(c)		395	365,998
Series 2017-GS7, Class D, 3.00%, 08/10/50		375	324,719
Series 2017-GS7, Class E, 3.00%, 08/10/50		300	237,858
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.27%, 12/15/48(b)(c)		1,190	1,103,356
JPMorgan Chase Commercial Mortgage Securities Trust(b):
Series 2003-PM1A, Class G, 6.33%, 08/12/40(c)		243	247,171
Series 2017-JP5, Class D, 4.80%, 03/15/50(c)		1,240	1,204,512
Series 2018-WPT, Class FFX, 5.54%, 07/05/33		250	244,161
LSTAR Commercial Mortgage Trust, Series 2017-5(b)(c):
Class C, 4.87%, 03/10/50		1,000	914,043
Class X, 1.27%, 03/10/50		12,480	587,756
MAD Mortgage Trust, Series 2017-330M(b)(c):
Class D, 4.11%, 08/15/34		130	127,007
Class E, 4.17%, 08/15/34		180	170,080
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A5, 8.00%, 08/25/34(b)		1,080	1,129,054
Morgan Stanley Bank of America Merrill Lynch Trust, Class D:
Series 2015-C23, 4.27%, 07/15/50(b)(c)		1,000	899,050
Series 2015-C25, 3.07%, 10/15/48		80	69,566

8

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust(b):
Series 2017-H1, Class D, 2.55%, 06/15/50	USD	1,010	$784,588
Series 2017-H1, Class XD, 2.36%, 06/15/50(c)		8,625	1,331,182
Series 2018-MP, Class E, 4.42%, 07/11/40(c)		250	227,282
Series 2018-SUN, Class F, 4.71%, 07/15/35(c)		220	220,138
Morgan Stanley Capital I, Inc., Series 2017-JWDR, Class E, 5.21%, 11/15/34(b)(c)		160	160,900
Natixis Commercial Mortgage Securities Trust, Series 2017-75B, Class E, 4.19%, 04/09/37(b)(c)		170	155,118
Olympic Tower Mortgage Trust, Series 2017-OT(b)(c):
Class D, 4.08%, 05/10/39		140	133,982
Class E, 4.08%, 05/10/39		290	265,801
RAIT Trust, Series 2017-FL7, Class C, (1 mo. LIBOR + 2.50%), 4.61%, 06/15/37(b)(e)		260	260,196
Resource Capital Corp. Ltd., Series 2017-CRE5, Class B, (1 mo. LIBOR + 2.00%), 4.16%, 07/15/34(a)(b)(e)		559	560,907
Wells Fargo Commercial Mortgage Trust(c):
Series 2015-NXS4, Class D, 3.75%, 12/15/48		305	281,905
Series 2016-NXS5, Class D, 5.04%, 01/15/59		500	485,308
Series 2018-BXI, Class E, 4.32%, 12/15/36(b)		100	100,715
Wells Fargo Mortgage Backed Securities Trust, Series 2008-AR1, Class A2, 3.88%, 03/25/38(c)		946	822,429
WFRBS Commercial Mortgage Trust, Series 2012-C6, Class D, 5.77%, 04/15/45(b)(c)		350	354,697

			28,639,620

Total Non-Agency Mortgage-Backed Securities — 16.1% (Cost — $33,443,241)			33,681,444

Preferred Securities – 2.3%

Capital Trusts — 2.3%
Cayman Islands — 0.4%
Agile Group Holdings Ltd.(i):
6.88%(c)		200	184,809
10.22%(j)		300	303,750
FWD Ltd., 5.50%(c)(i)		200	182,000

Security	Par (000)		Value
Cayman Islands (continued)
King Talent Management Ltd., 5.60%(c)(i)	USD	200	$182,509

			853,068
China — 0.1%
Tewoo Group No. 5 Ltd., 5.80%(c)(i)		200	178,367

France — 0.7%
AXA SA, 3.25%, 05/28/49(c)		700	796,383
Societe Generale SA, 5.63%, 11/24/45		700	723,219

			1,519,602
Hong Kong — 0.1%
Yancoal International Resources Development Co. Ltd., 5.75%(i)(j)		235	234,287

Netherlands — 0.8%
Argentum Netherlands BV for Swiss Re Ltd., 5.75%, 08/15/50(j)		500	505,400
Telefonica Europe BV, Series, 3.88%(c)(i)		500	545,044
Volkswagen International Finance NV, 3.88%(i)(j)		500	558,059

			1,608,503
South Korea — 0.1%
KDB Life Insurance Co. Ltd., 7.50%, 05/21/78(c)		200	193,120

Thailand — 0.1%
PTTEP Treasury Center Co. Ltd., 4.60%(i)(j)		200	192,551

Total Preferred Securities — 2.3% (Cost — $4,899,345)			4,779,498

U.S. Government Sponsored Agency Securities — 1.9%

Collateralized Mortgage Obligations — 1.9%
Fannie Mae Connecticut Avenue Securities, Series 2017-C03(e):
Class 1M2, (1 mo. LIBOR US + 3.00%), 5.22%, 10/25/29		106	114,323
Class 1B1, (1 mo. LIBOR US + 4.85%), 7.07%, 10/25/29		1,000	1,151,919
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2(e):
Class M2, (1 mo. LIBOR US + 3.45%), 5.67%, 10/25/29		1,465	1,614,710

9

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2 (continued)(e):
Class B1, (1 mo. LIBOR US + 5.15%), 7.37%, 10/25/29	USD	1,000	$1,173,061

Total U.S. Government Sponsored Agency Securities — 1.9% (Cost — $3,571,191)			4,054,013

Total Long-Term Investments — 115.9% (Cost — $248,101,511)			243,035,594

Short-Term Securities — 2.2%

Foreign Agency Obligations — 0.7%
Egypt Treasury Bills(l):
0.00%, 11/13/18	EGP	26,025	1,424,181
0.00%, 12/11/18		2,700	145,457

Total Foreign Agency Obligations — 0.7% (Cost — $1,592,978)			1,569,638

Security	Shares	Value
Money Market Funds — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
1.97%(m)(n)	3,146,143	$3,146,143

Total Money Market — 1.5% (Cost — $3,146,143)		3,146,143

Total Short-Term Securities — 2.2% (Cost — $4,739,121)		4,715,781

Total Investments — 118.1% (Cost — $252,840,632)		247,751,375
Liabilities in Excess of Other Assets — (18.1)%		(37,906,532)

Net Assets — 100.0%		$209,844,843

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	When-issued security.
(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Perpetual security with no stated maturity date.
(j)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Convertible security.
(l)	Zero-coupon bond.
(m)	Annualized 7-day yield as of period end.

10

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock 2022 Global Income Opportunity Trust

(n)

During the period ended September 30, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,180,865	(34,722)	3,146,143	$3,146,143	$92,088	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Currency Abbreviations

ARS — Argentine Peso

EGP — Egyptian Pound

EUR — Euro

IDR — Indonesian Rupiah

RUB — New Russian Ruble

USD — United States Dollar

ZAR — South African Rand

Portfolio Abbreviations

ABS — Asset-Backed Security

ARS — Auction Rate Securities

CLO — Collateralized Loan Obligation

CR — Custodian Receipt

LIBOR — London Interbank Offered Rate

PIK — Payment-In-Kind

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets LLC	2.85%	07/10/18	Open	$800,000	$804,738	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	07/10/18	Open	760,000	764,501	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	07/16/18	Open	1,125,000	1,131,056	Corporate Bonds	Open/Demand
BNP Paribas	2.85	07/16/18	Open	1,288,430	1,295,502	Corporate Bonds	Open/Demand
BNP Paribas	2.85	07/16/18	Open	580,900	584,088	Corporate Bonds	Open/Demand
BNP Paribas	2.85	07/16/18	Open	950,063	955,277	Corporate Bonds	Open/Demand

11

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock 2022 Global Income Opportunity Trust

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets LLC	2.85%	07/16/18	Open	$220,430	$221,640	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	07/17/18	Open	646,975	650,615	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	07/17/18	Open	673,750	677,399	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	07/17/18	Open	657,280	660,840	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	07/17/18	Open	824,980	829,449	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(0.50)	08/09/18	Open	184,500	184,367	Corporate Bonds	Open/Demand
BNP Paribas	2.75	08/20/18	Open	942,375	945,058	Corporate Bonds	Open/Demand
BNP Paribas	2.80	08/20/18	Open	1,543,875	1,548,359	Corporate Bonds	Open/Demand
BNP Paribas	2.80	08/20/18	Open	1,449,375	1,453,584	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	3.00	08/20/18	Open	675,120	677,234	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	3.00	08/20/18	Open	638,120	640,119	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	3.00	08/20/18	Open	553,500	555,234	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	3.00	08/20/18	Open	1,078,269	1,081,646	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	3.00	08/20/18	Open	487,781	489,309	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	3.00	08/20/18	Open	709,920	712,143	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	3.00	08/20/18	Open	247,573	248,348	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	3.00	08/20/18	Open	591,600	593,453	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.95	08/20/18	Open	589,000	590,811	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	08/20/18	Open	1,174,250	1,177,727	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	08/20/18	Open	1,233,375	1,237,027	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	08/20/18	Open	1,282,050	1,285,846	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	09/07/18	Open	1,150,560	1,152,271	Foreign Agency Obligations	Open/Demand
RBC Capital Markets LLC	2.85	09/11/18	Open	1,201,430	1,203,081	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/11/18	Open	1,002,500	1,003,876	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/14/18	Open	1,277,500	1,278,792	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/14/18	Open	1,262,800	1,264,077	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/14/18	Open	1,215,000	1,216,229	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/14/18	Open	1,053,750	1,054,815	Corporate Bonds	Open/Demand
BNP Paribas	2.75	09/19/18	Open	424,856	425,213	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.60	09/19/18	Open	1,224,000	1,224,972	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.60	09/19/18	Open	1,278,200	1,279,215	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/20/18	Open	1,293,600	1,294,534	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/20/18	Open	1,293,600	1,294,534	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/20/18	Open	1,178,100	1,178,951	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.85	09/20/18	Open	1,197,350	1,198,215	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.90	09/24/18	Open	506,606	506,867	Corporate Bonds	Open/Demand

				$38,468,343	$38,571,012

12

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock 2022 Global Income Opportunity Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
2-Year U.S. Treasury Note	344	12/31/18	$72,493	$(165,994)
5-Year U.S. Treasury Note	48	12/31/18	5,399	(36,767)

				(202,761)

Short Contracts:
10-Year U.S. Treasury Note	162	12/19/18	19,243	190,912
10-Year U.S. Ultra Long Treasury Note	118	12/19/18	14,868	216,243
U.S. Ultra Bond	2	12/19/18	309	11,058

				418,213

				$215,452

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,906,000	USD	4,523,148	UBS AG	10/04/18	$18,397
USD	3,674,759	EUR	3,151,000	Barclays Bank PLC	10/04/18	11,060
USD	894,261	EUR	765,000	State Street Bank and Trust Co.	10/04/18	4,788
USD	481,007	ARS	18,918,005	JPMorgan Chase Bank N.A.	10/16/18	29,582
USD	481,007	ARS	18,918,005	JPMorgan Chase Bank N.A.	10/16/18	29,582
USD	481,007	ARS	18,845,854	Morgan Stanley & Co. International PLC	10/16/18	31,304
USD	492,800	ARS	19,367,040	Morgan Stanley & Co. International PLC	10/16/18	30,661
USD	274,712	IDR	4,018,493,290	Citibank N.A.	12/14/18	8,339

						163,713

USD	755,980	RUB	50,817,000	JPMorgan Chase Bank N.A.	10/19/18	(19,192)
USD	4,534,460	EUR	3,906,000	UBS AG	11/05/18	(18,455)
USD	598,500	ZAR	9,357,979	Bank of America N.A.	11/13/18	(58,756)

						(96,403)

						$67,310

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust							Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value
3-Month LIBOR 2.40%	Quarterly	2.14%	Semi-annual	N/A	02/28/22	USD	6,900	$(205,309)	$75	$(205,384)

13

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock 2022 Global Income Opportunity Trust

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Colombia	1.00%	Quarterly	Citibank N.A.	12/20/23	USD	733	$3,049	$5,887	$(2,838)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	BBB-	USD	5,000	$(296,331)	$(539,534)	$243,203
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	BBB-	USD	3,000	(177,798)	(319,913)	142,115
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	BBB-	USD	2,000	(118,532)	(228,797)	110,265

								$(592,661)	$(1,088,244)	$495,583

(a)	Using Standard & Poor’s (“S&P”) rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

14

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock 2022 Global Income Opportunity Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$47,351,063	$3,132,772	$50,483,835
Corporate Bonds	—	113,399,584	—	113,399,584
Floating Rate Loan Interests	—	20,723,054	5,295,550	26,018,604
Foreign Agency Obligations	—	10,618,616	—	10,618,616
Non-Agency Mortgage-Backed Securities	—	31,531,549	2,149,895	33,681,444
Preferred Securities	—	4,779,498	—	4,779,498
U.S. Government Sponsored Agency Securities	—	4,054,013	—	4,054,013
Short-Term Securities:
Foreign Agency Obligations	—	1,569,638	—	1,569,638
Money Market Funds	3,146,143	—	—	3,146,143

	$3,146,143	$234,027,015	$10,578,217	$247,751,375

15

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock 2022 Global Income Opportunity Trust

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Credit contracts	$—	$495,583	$—	$495,583
Forward foreign currency contracts	—	163,713	—	163,713
Interest rate contracts	418,213	—	—	418,213
Liabilities:
Credit contracts	—	(2,838)	—	(2,838)
Forward foreign currency contracts	—	(96,403)	—	(96,403)
Interest rate contracts	(202,761)	(205,384)	—	(408,145)

	$215,452	$354,671	$—	$570,123

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $38,571,012 are categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2018, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of December 31, 2017	$1,756,100	$3,677,617	$3,897,618	$9,331,335
Transfers into Level 3	—	—	589,998	589,998
Transfers out of Level 3	—	—	(1,618,262)	(1,618,262)
Accrued discounts/premiums	—	4,181	1,731	5,912
Net realized gain (loss)	202	19,553	6,064	25,819
Net change in unrealized appreciation (depreciation)(a)	2,101	8,710	(8,467)	2,344
Purchases	1,501,597	4,002,891	—	5,504,488
Sales	(127,228)	(2,417,402)	(718,787)	(3,263,417)

Closing Balance, as of September 30, 2018	$3,132,772	$5,295,550	$2,149,895	$10,578,217

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2018(a)	$2,101	$8,066	$1,221	$11,388

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

16

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock 2022 Global Income Opportunity Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock 2022 Global Income Opportunity Trust

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock 2022 Global Income Opportunity Trust

Date: November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock 2022 Global Income Opportunity Trust

Date: November 19, 2018